Financial instruments (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Liabilities
Due to banks	SFr 482	SFr 823
Customer deposits	3,663	3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	48,971	72,655
Short-term borrowings	3,112	3,861
Long-term debt	80,931	81,166
Other liabilities	11,754	16,938
Netting impact	(254,900)	(595,000)
Recurring basis
Liabilities
Due to banks	482	823
Customer deposits	3,663	3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	48,971	72,655
Short-term borrowings	3,112	3,861
Long-term debt	80,931	81,166
Other liabilities	11,754	16,938
Netting impact	(254,879)	(595,137)
Total liabilities at fair value	209,822	260,290
Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	4,590	8,616
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,760
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	47,990	41,350
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,073
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,476
Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	13,839	13,078
Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	984	1,268
Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,304	902
Trading liabilities	8,405	16,593
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,541	12,287
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	261	745
Trading liabilities	3,643	3,939
Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	27,207	25,952
Trading liabilities	17,080	19,184
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	23,486	36,878
Netting impact	(253,918)	(593,917)
Recurring basis | Other liabilities
Liabilities
Netting impact	(961)	(1,220)
Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	27,952	26,029
Trading liabilities	24,037	35,332
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	51,989	61,361
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	811	121
Trading liabilities	4,100	11,678
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,050	11,530
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	30	21
Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	27,141	25,908
Trading liabilities	16,875	19,060
Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,062	4,594
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	671	1,585
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	82	234
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,299	2,744
Level 2 | Recurring basis
Liabilities
Due to banks	482	823
Customer deposits	3,409	3,161
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	559	825
Trading liabilities	274,237	624,823
Short-term borrowings	3,040	3,766
Long-term debt	66,808	66,558
Other liabilities	10,224	14,795
Total liabilities at fair value	391,157	769,483
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	4,590	8,616
Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,396
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	38,066	31,083
Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,435
Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	5,476
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	10,642	10,126
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	530	652
Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	493	781
Trading liabilities	4,289	4,914
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	491	757
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	261	745
Trading liabilities	3,597	3,917
Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	66	44
Trading liabilities	160	122
Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	269,788	619,787
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	160,181	458,894
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	70,381	101,461
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	15,522	23,479
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	22,015	26,746
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	254	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	4,615	6,417
Short-term borrowings	72	95
Long-term debt	14,123	14,608
Other liabilities	2,491	3,363
Total liabilities at fair value	21,555	24,583
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	364
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	9,924	10,267
Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	638
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	3,197	2,952
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	454	616
Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	16	1
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	16	1
Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	45	2
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,554	6,414
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	578	1,202
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	329	560
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,757	2,760
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,347	1,466
Bank
Liabilities
Due to banks	490	832
Customer deposits	3,656	3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	49,054	72,667
Short-term borrowings	3,112	3,861
Long-term debt	80,002	80,260
Other liabilities	11,745	16,933
Netting impact	(255,100)	(595,300)
Bank | Recurring basis
Liabilities
Due to banks	490	832
Customer deposits	3,656	3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	28,511	26,854
Trading liabilities	49,054	72,667
Short-term borrowings	3,112	3,861
Long-term debt	80,002	80,260
Other liabilities	11,745	16,933
Netting impact	(254,943)	(595,303)
Total liabilities at fair value	208,968	259,390
Bank | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	4,590	8,616
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,760
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	47,990	41,350
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	2,073
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,547
Bank | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	13,839	13,078
Bank | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	984	1,268
Bank | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	1,304	902
Trading liabilities	8,405	16,593
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,541	12,287
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	261	745
Trading liabilities	3,643	3,939
Bank | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	27,207	25,952
Trading liabilities	17,104	19,199
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	23,545	36,875
Netting impact	(254,206)	(594,277)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(737)	(1,026)
Bank | Level 1 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	27,952	26,029
Trading liabilities	24,061	35,347
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	0
Total liabilities at fair value	52,013	61,376
Bank | Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0
Bank | Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0
Bank | Level 1 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Bank | Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	0	0
Bank | Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	0	0
Bank | Level 1 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	811	121
Trading liabilities	4,100	11,678
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	4,050	11,530
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	30	21
Bank | Level 1 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	27,141	25,908
Trading liabilities	16,899	19,075
Bank | Level 1 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	3,062	4,594
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	671	1,585
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	82	234
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	0	0
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	2,299	2,744
Bank | Level 2 | Recurring basis
Liabilities
Due to banks	490	832
Customer deposits	3,402	3,151
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,398	54,732
Obligation to return securities received as collateral	559	825
Trading liabilities	274,584	625,180
Short-term borrowings	3,040	3,766
Long-term debt	65,879	65,652
Other liabilities	9,999	14,601
Total liabilities at fair value	390,351	768,739
Bank | Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	4,590	8,616
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	6,396
Bank | Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	38,066	31,083
Bank | Level 2 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,435
Bank | Level 2 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	4,547
Bank | Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	10,642	10,126
Bank | Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	530	652
Bank | Level 2 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	493	781
Trading liabilities	4,289	4,914
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	491	757
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	261	745
Trading liabilities	3,597	3,917
Bank | Level 2 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	66	44
Trading liabilities	160	122
Bank | Level 2 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	270,135	620,144
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	160,026	458,730
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	70,382	101,461
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	15,522	23,479
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	22,515	27,266
Bank | Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	254	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	4,615	6,417
Short-term borrowings	72	95
Long-term debt	14,123	14,608
Other liabilities	2,483	3,358
Total liabilities at fair value	21,547	24,578
Bank | Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities
Long-term debt	0	0
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	364
Bank | Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	9,924	10,267
Bank | Level 3 | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	638
Bank | Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Bank | Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities
Long-term debt	3,197	2,952
Bank | Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities
Other liabilities	454	616
Bank | Level 3 | Recurring basis | Debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	16	1
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	16	1
Bank | Level 3 | Recurring basis | Equity securities
Liabilities
Obligation to return securities received as collateral	0	0
Trading liabilities	45	2
Bank | Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	4,554	6,414
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	578	1,202
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	329	560
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	1,757	2,760
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,347	SFr 1,466